Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential	$ 9,757	$ 9,648
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential	9,757	9,648
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential